SCHEDULE OF DUE TO RELATED PARTIES (Details) (Parenthetical) - Eternal Horizon International Company Limited [Member] - IPO [Member] - Underwriters [Member]	12 Months Ended
Dec. 31, 2021 USD ($) shares
Related Party Transaction [Line Items]
Sale of stock | shares	999,910
Sale of stock value | $	$ 4,999,550